UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Lamoreaux & Associates, LLC
Address:	1505 Bridgeway, Suite 125
		Sausalito, CA  94965

Form 13F File Number:	28-06079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Phillip A. Lamoreaux
Title:	Manager
Phone:	(415) 331-8200


Signature, Place and Date of Signing:


	/s/ Phillip A. Lamoreaux			Sausalito, CA		  5-14-2002
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
<Page 1>

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		17

Form 13F Information Table Value Total:		$43,935,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page 2


NAME OF ISSUER					TITLE OF		CUSIP		VALUE		SHARES	INV.	  OTHER   VOTING AUTH
							CLASS					X1000				DISC	  MGR		SOLE
Arris Group, Inc.					Common		04269Q100	  1,395	  150,000	Sole	   N/A	Sole
ATI Technologies Inc.				Common		001941103	  2,345	  175,000	Sole	   N/A	Sole
BEA Systems, Inc.					Common		073325102	  2,167	  158,000	Sole	   N/A	Sole
Cardiodynamics, Intl.				Common		141597104	  1,806	  425,000	Sole	   N/A	Sole
Divine, Inc.					Common		255402109	      8	   15,426	Sole     N/A	Sole
eBay Inc.						Common		278642103	  2,549	   45,000	Sole	   N/A	Sole
Harmonic Inc.					Common		413160102	  1,160	  100,000	Sole	   N/A	Sole
JDS Uniphase, Inc.				Common		46612J101	  3,305	  561,000	Sole	   N/A	Sole
Key Energy Services Inc.			Common		492914106	  6,754	  630,000	Sole	   N/A	Sole
Manhattan Associates, Inc.			Common		562750109	  2,229	   58,500	Sole	   N/A	Sole
Martek Biosciences Corporation		Common		572901106	  2,487	   79,000	Sole	   N/A	Sole
Networks Associates Inc.			Common		640938106	  1,815	   75,000	Sole	   N/A	Sole
New Focus, Inc.					Common		644383101	  4,232	1,414,900	Sole	   N/A	Sole
Photon Dynamics, Inc.				Common		719364101	  6,361	  125,000	Sole	   N/A	Sole
Redback Networks Inc.				Common		757209101	  1,020	  300,000   Sole	   N/A	Sole
Research In Motion Limited			Common		760975102	  3,332	  120,000	Sole	   N/A	Sole
Tellium, Inc.					Common		87967E107	    970	  420,000	Sole	   N/A	Sole





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